USE OF ESTIMATES - Warranty (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Analysis of product warranty accrual
Balance at beginning of year	$ 18.4	$ 20.4	$ 23.2
Provisions	10.3	13.5	8.1
Usage	(12.6)	(14.2)	(10.8)
Currency translation adjustment	(1.3)	(1.3)	(0.1)
Balance at end of year	14.8	18.4	20.4
Less: Current portion of warranty	14.0	17.4	20.2
Non-current portion of warranty	$ 0.8	$ 1.0	$ 0.2